February 25, 1997



Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

     Re:   Rule  24f-2 Notice for Prudential Intermediate  Global         Income
Fund, Inc.
          File No. 811-3175

     On behalf of Prudential Intermediate Global Income Fund, Inc., enclosed for filing under the Investment Company Act of 1940 are:

     (1)  One copy of the Rule 24f-2 Notice; and

     (2)  Opinion of counsel to the Fund.

     These documents have also been filed using the EDGAR system.
     Please acknowledge receipt of this filing by stamping a copy of this letter and returning it in the enclosed self-addressed postage paid envelope.

                                   Very truly yours,


                                   /s/ Marguerite E. H. Morrison
                                   Marguerite E.H. Morrison


MM/ln
Enclosures

cc: Paul H. Dykstra
    Joel Goldberg, Esq.
    (Shereff, Friedman, Hoffman & Goodman)

            U.S. SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

    Read instructions at end of Form before preparing Form.
                     Please print or type.



     1. Name and address of issuer: Prudential Intermediate Global Income Fund, Inc., Gateway Center Three, Newark, NJ 07102-4077.

     2.   Name of each series or class of funds for which this  notice is filed:
          The Fund offers four classes of shares designated Class A, Class B, Class C and Class Z.

     3.   Investment Company Act File Number: 811-5510.
          Securities Act File Number: 33-42093

     4. Last day of fiscal year for which this notice is filed: December 31, 1996.

     5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before
          termination of the issuer's  24f-2 declaration:   [  ]

     6. Date of termination of issuer's declaration under Rule 24f-2(a)(1), if applicable (see instruction A.6):

     7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: 27,388,789/$221,657,564

     8. Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2:
          7,641,086/$64,719,998

     9. Number and aggregate sale price of securities sold during the fiscal year: 1,925,811/$16,401,973
    10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:
          1,925,811/$16,401,973

    11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7): 722,079/$6,011,409

    12.   Calculation of registration fee:

          (i)  Aggregate sale price of securities
               sold during the fiscal year in
               reliance on Rule 24f-2 (from item 10):  $16,401,973
        (ii)  Aggregate price of shares issued in
              connection with dividend reinvestment
              plans (from item 11, if applicable):   +$6,011,409

       (iii)  Aggregate price of shares redeemed or
              repurchased during the fiscal year
              (if applicable):                       -$43,060,932

        (iv)  Aggregate price of shares redeemed or
              repurchased and previously applied
              as a reduction to filing fees
              pursuant to Rule 24e-2
              (if applicable):                         +

         (v)  Net aggregate price of securities
              sold and issued during the fiscal
              year in reliance on Rule 24f-2
              [line (i), plus line (ii), less
              line (iii), plus line (iv)]
              (if applicable):                       -$20,647,550

        (vi)  Multiplier prescribed by section
              6(b) of the Securities Act of 1933
              or other applicable law or regulation
              (see instruction C.6):                   x 1/3300

       (vii)  Fee due [line (i) or line (v)
              multiplied by line (vi)]:                $  -0-

Instructions:  Issuers  should complete lines (ii), (iii), (iv) and (v) only  if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.


13.     Check   box   if   fees   are  being  remitted   to   the   Commission's
lockbox  depository as described in section 3a of the               Commission's
Rules of Informal and Other Procedures                (17 CFR 202.3a).   [  ]

            Date   of   mailing  or  wire  transfer  of  filing  fees   to   the
Commission's lockbox depository:

                           SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



                                            /s/        S.       Jane        Rose
By: (S. Jane Rose, Secretary)

 Date